UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: April 13, 2016 to May 12, 2016

Commission File Number of issuing entity: 333-171508-06

Central Index Key Number of issuing entity: 0001575190

GS Mortgage Securities Trust 2013-GCJ12

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-171508

Central Index Key Number of depositor: 0001004158

GS Mortgage Securities Corporation II

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541001

Citigroup Global Markets Realty Corp.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541502

Goldman Sachs Mortgage Company

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001548405

Starwood Mortgage Funding I LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001555524

Jefferies LoanCore LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001576832

MC-Five Mile Commercial Mortgage Finance LLC

(Exact name of sponsor as specified in its charter)

Leah Nivison (212) 902-1000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3906824
38-3906825

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑AB			X
A‑S			X
B			X
C			X
X‑A			X
X‑B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On May 12, 2016 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2013-GCJ12.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the delinquency and loss information for the trust assets for the GS Mortgage Securities Trust 2013-GCJ12 expressed in 30 or 31 day increments up to a period of 120 days as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary as reported on May 12, 2016

Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	78	1,149,162,232.54
30-59	0	0.00
60-89	0	0.00
90-120	0	0.00
121+	0	0.00
Total	78	1,149,162,232.54

No assets securitized by GS Mortgage Securities Corporation II (the "Depositor") and held by GS Mortgage Securities Trust 2013-GCJ12 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from April 13, 2016 to May 12, 2016.

The Depositor has filed a Form ABS-15G on February 16, 2016. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp. ("GCMRC"), one of the sponsors, has filed a Form ABS-15G on February 16, 2016. The CIK number of GCMRC is 0001541001. There is no new activity to report at this time.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G on May 13, 2016. The CIK number of GSMC is 0001541502.

Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding I LLC (f/k/a Archetype Mortgage Capital LLC, the direct parent of Archetype Mortgage Funding I LLC), one of the sponsors, has filed a Form ABS-15G on February 5, 2016. The CIK number of Starwood Mortgage Capital LLC is 0001548405. There is no new activity to report at this time.

Jefferies LoanCore LLC ("Jefferies"), one of the sponsors, has filed a Form ABS-15G on February 12, 2016. The CIK number of Jefferies is 0001555524. There is no new activity to report at this time.

MC-Five Mile Commercial Mortgage Finance LLC ("MC-Five Mile"), one of the sponsors, has filed a Form ABS-15G on May 9, 2016. The CIK number of MC-Five Mile is 0001576832.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Deutsche Bank Trust Company Americas (“DBTCA”) and Deutsche Bank National Trust Company (“DBNTC”) and have been sued by investors in civil litigation concerning their role as trustees of certain RMBS trusts.

On June 18, 2014, a group of investors, including funds managed by Blackrock Advisors, LLC, PIMCO-Advisors, L.P., and others, filed a derivative action against DBNTC and DBTCA in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939 (TIA), breach of contract, breach of fiduciary duty and negligence based on DBNTC and DBTCA’s alleged failure to perform their duties as trustees for the trusts. Plaintiffs subsequently dismissed their state court complaint and filed a derivative and class action complaint in the U.S. District Court for the Southern District of New York on behalf of and for the benefit of 564 private-label RMBS trusts, which substantially overlapped with the trusts at issue in the state court action. The complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $89.4 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA filed a motion to dismiss, and on January 19, 2016, the court partially granted the motion on procedural grounds: as to the 500 trusts that are governed by Pooling and Servicing Agreements, the court declined to exercise jurisdiction. The court did not rule on substantive defenses asserted in the motion to dismiss.  On March 22, 2016, plaintiffs filed an amended complaint in federal court.  In the amended complaint, plaintiffs assert claims in connection with 62 trusts governed by Indenture Agreements.   The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $9.8 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA will have an opportunity to file new defensive motions with respect to the amended complaint.  Discovery is ongoing.

On March 25, 2016, the BlackRock plaintiffs filed a state court action in the Superior Court of California, Orange County that involves 513 trusts governed by PSAs, alleging three causes of action: breach of contract; breach of fiduciary duty; and breach of the duty to avoid conflicts of interest.  Plaintiffs purport to bring the action on behalf of themselves and all other current owners of certificates in the 513 trusts.  The complaint currently names only DBTCA as a defendant, even though DBTCA is the trustee for only one of the 513 trusts.  The complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $85.1 billion, but the complaint does not include a demand for money damages in a sum certain. DBTCA has not yet been served with the complaint. Discovery has not yet commenced.

On December 30, 2015, IKB International, S.A. in Liquidation and IKB Deutsche Industriebank A.G. (collectively, “IKB”), as an investor in 37 RMBS trusts, filed a Summons With Notice in the Supreme Court of the State of New York, New York County, against DBNTC and DBTCA as trustees of the trusts.  It appears that IKB may assert claims for violation of the TIA, violation of New York’s Streit Act, breach of contract, fraud, fraudulent and negligent misrepresentation, breach of fiduciary duty, negligence, and unjust enrichment. IKB appears to allege that DBNTC and DBTCA are liable for over U.S. $274 million of damages. DBNTC and DBTCA accepted service of the summons with notice. IKB must file a complaint by May 27, 2016. Discovery has not yet commenced.

DBTCA has no pending legal proceedings (including, based on DBTCA's present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties as Trustee under the Pooling and Servicing Agreement for this transaction.

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2013-GCJ12, relating to the May 12, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II

(Depositor)

/s/ Leah Nivison

Leah Nivison, CEO

Date: May 26, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2013-GCJ12, relating to the May 12, 2016 distribution.